Related party disclosures, Remuneration of key management personnel (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key management personnel [Abstract]
Short-term employee benefits	£ 2,222,000	£ 3,421,000	£ 6,502,000
Share-based payment	25,813,000	5,602,000	3,667,000
Total remuneration	28,035,000	£ 9,023,000	£ 10,169,000
Pension contributions, included in short-term employee benefits	£ 29,423